Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

14.Income Taxes

The provision for income taxes consists of the following for the year ended December 31 2021 and for the period from November 13, 2020 to December 31, 2020:

	Successor
	2021	2020
Current tax:
Federal tax	$—	$—
State tax	11	2
Total current tax	$11	$2
Deferred tax:
Federal tax	$—	$—
State tax	—	—
Total deferred tax	$—	$—
Total provision for income taxes	$11	$2

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate the year ended December 31, 2021 and for the period from November 13 to December 31, 2020 is as follows:

	Successor
	2021	2020
Provision for income taxes at U.S. Federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	8.36%	6.87%
Non-deductible expenses	(1.34)%	(0.04)%
Credits and Incentives	5.80%	—%
Change in valuation allowance	(33.90)%	(27.96)%
	(0.08)%	(0.13)%

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal and state income taxes at December 31, 2021 and 2020 are presented below:

	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$4,370	$378
Credits and Incentives	1,174	—
Accruals and reserves	197	—
Property and equipment	(415)	(46)
Gross deferred tax assets	5,326	332
Valuation allowance	(5,326)	(332)
Total deferred tax assets	$—	$—

As of December 31, 2021, the Group had a net operating loss carry forward for federal income tax purposes of approximately $15,860 which will never expire. The Group had a total state net operating loss carry forward of approximately $15,022 which will start to expire in the year 2040.

The Predecessor entity is exempt from filing federal income tax returns as a single member LLC. The Predecessor entity was treated as a partnership, or a flow-through entity, for U.S. federal and state tax purposes. The Successor entity is treated as a corporation for U.S. federal and state tax purposes. As such, income taxes are presented on a different basis and are, therefore, not comparable.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

The Group had no unrecognized tax benefits as of December 31, 2021 and 2020. The Group currently files income tax returns in the U.S., as well as California. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2020.

The Coronavirus Aid, Relief and Economy Security (CARES) Act (“the CARES Act, H.R. 748”) was signed into law on 27 March 2020. The CARES Act temporarily eliminates the 80% taxable income limitation (as enacted under the Tax Cuts and Jobs Act of 2017) for NOL deductions for 2018 - 2020 tax years and reinstated NOL carrybacks for the 2018 - 2020 tax years. Moreover, the CARES Act also temporarily increases the business interest deduction limitations from 30% to 50% of adjusted taxable income for the 2019 and 2020 taxable year. Lastly, the Tax Act technical correction classifies qualified improvement property as 15-year recovery period, allowing the bonus depreciation deduction to be claimed for such property retroactively as if it was included in the Tax Act at the time of enactment. The Group does not anticipate a material impact on its financial statements as of December 31, 2021 due to the recent enactment.